Operating and Geographic Segmentation	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Operating and Geographic Segmentation
Note 25: Operating and Geographic Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. We determine our operating groups based on our management structure and therefore these groups, and the results attributed to them, may not be comparable with those of other financial services companies. We evaluate the performance of our groups using reported and adjusted measures, such as net income, revenue growth, return on equity, and non-interest
expense-to-revenue
(productivity) ratio, as well as operating leverage.
Personal and Commercial Banking
Personal and Commercial Banking (P&C) is comprised of two operating segments: Canadian Personal and Commercial Banking and U.S. Personal and Commercial Banking.
Canadian Personal and Commercial Banking
Canadian Personal and Commercial Banking (Canadian P&C) provides a full range of financial products and services to eight million customers. Personal Banking provides financial solutions through a network of almost 900 branches, contact centres, digital banking platforms and over 3,200 automated teller machines. Commercial Banking serves clients across Canada and delivers sector and industry expertise, as well as a local presence.
U.S. Personal and Commercial Banking
U.S. Personal and Commercial Banking (U.S. P&C) offers a broad range of products and services. Our retail and small and mid-sized
business banking customers are served through our branches, contact centres, online and mobile banking platforms, and automated banking machines across eight states. Commercial Banking serves clients across the United States and deliver sector and industry expertise and local presence.
BMO Wealth Management
BMO’s group of wealth management businesses serves a full range of client segments from mainstream to ultra high net worth and institutional, with a broad offering of wealth management products and services, including insurance products.
BMO Capital Markets
BMO Capital Markets (BMO CM) is a North American-based financial services provider offering a complete range of products and services to corporate, institutional and government clients. Through our Investment and Corporate Banking and Global Markets lines of business, we operate in 35 locations around the world, including 22 offices in North America.
Corporate Services
Corporate Services consists of Corporate Units and Technology and Operations (T&O). Corporate Units provide enterprise-wide expertise, governance and support in a variety of areas, including strategic planning, risk management, finance, legal and regulatory compliance, human resources, communications, marketing, real estate and procurement. T&O develops, monitors, manages and maintains governance of information technology including data and analytics, and also provides cyber security and operations services.
The costs of these Corporate Units and T&O services are largely transferred to the three operating groups (P&C, BMO WM and BMO CM), with any remaining amounts retained in Corporate Services results. As such, Corporate Services results largely reflect the impact of residual treasury-related activities, the elimination of taxable equivalent adjustments and residual unallocated expenses.
Basis of Presentation
The results of these operating groups are based on our internal financial reporting systems. The accounting policies used in these segments are generally consistent with those followed in the preparation of our consolidated financial statements, as disclosed in Note 1 and throughout the consolidated financial statements. Income taxes presented below may not be reflective of taxes paid in each jurisdiction in which we operate. Income taxes are generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities specific to each segment. A notable accounting measurement difference is the taxable equivalent basis adjustment, as described below.
Periodically, certain business lines and units within the business lines are transferred between client and corporate support groups to more closely align our organizational structure with our strategic priorities. In addition, revenue and expense allocations are updated to more accurately align with current experience. Results for prior periods are restated to conform with the current year’s presentation.
Taxable Equivalent Basis
We analyze revenue on a taxable equivalent basis (teb) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. The teb adjustment for the year ended October 31, 2020 was $335 million ($296 million in 2019 and $313 million in 2018).
Inter-Group Allocations
Various estimates and allocation methodologies are used in the preparation of the operating groups’ financial information. Overhead expenses are allocated to operating groups using allocation formulas applied on a consistent basis. Operating group net interest income reflects internal funding charges and credits on the groups’ assets, liabilities and capital, at market rates, taking into account relevant terms and currency considerations. The offset of the net impact of these charges and credits is reflected in Corporate Services. These inter-group allocations are also applied to the geographic segmentation.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
2020
Net interest income (2)	6,105	4,345	900	3,320	(699)	13,971
Non-interest revenue	1,930	1,186	5,808	2,006	285	11,215
Total Revenue	8,035	5,531	6,708	5,326	(414)	25,186
Provision for (recovery of) credit losses on impaired loans	787	418	4	310	3	1,522
Provision for (recovery of) credit losses on performing loans	623	441	18	349	–	1,431
Total provision for (recovery of) credit losses	1,410	859	22	659	3	2,953
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,708	–	–	1,708
Depreciation and amortization	505	554	324	235	–	1,618
Non-interest expense	3,385	2,521	3,195	3,001	457	12,559
Income (loss) before taxes	2,735	1,597	1,459	1,431	(874)	6,348
Provision for (recovery of) income taxes	707	320	363	344	(483)	1,251
Reported net income (loss)	2,028	1,277	1,096	1,087	(391)	5,097
Average Assets	251,471	137,644	45,573	369,518	138,244	942,450

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
2019
Net interest income (2)	5,885	4,216	935	2,390	(538)	12,888
Non-interest revenue	2,099	1,162	6,727	2,369	238	12,595
Total Revenue	7,984	5,378	7,662	4,759	(300)	25,483
Provision for (recovery of) credit losses on impaired loans	544	160	2	52	(7)	751
Provision for (recovery of) credit losses on performing loans	63	37	(2)	28	(5)	121
Total provision for (recovery of) credit losses	607	197	–	80	(12)	872
Insurance claims, commissions and changes in policy benefit liabilities	–	–	2,709	–	–	2,709
Depreciation and amortization	340	449	264	152	–	1,205
Non-interest expense	3,496	2,687	3,259	3,127	856	13,425
Income (loss) before taxes	3,541	2,045	1,430	1,400	(1,144)	7,272
Provision for (recovery of) income taxes	917	434	371	309	(517)	1,514
Reported net income (loss)	2,624	1,611	1,059	1,091	(627)	5,758
Average Assets	237,741	126,539	40,951	342,626	85,395	833,252

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
2018
Net interest income (2)	5,546	3,844	826	1,780	(558)	11,438
Non-interest revenue	2,040	1,096	5,475	2,608	248	11,467
Total Revenue	7,586	4,940	6,301	4,388	(310)	22,905
Provision for (recovery of) credit losses on impaired loans	466	258	6	(17)	(13)	700
Provision for (recovery of) credit losses on performing loans	3	(38)	–	(1)	(2)	(38)
Total provision for (recovery of) credit losses	469	220	6	(18)	(15)	662
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,352	–	–	1,352
Depreciation and amortization	320	448	233	126	–	1,127
Non-interest expense	3,361	2,516	3,284	2,753	436	12,350
Income (loss) before taxes	3,436	1,756	1,426	1,527	(731)	7,414
Provision for (recovery of) income taxes	882	359	354	368	(2)	1,961
Reported net income (loss)	2,554	1,397	1,072	1,159	(729)	5,453
Average Assets	224,310	110,303	35,913	307,357	76,412	754,295

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Geographic Information
We operate primarily in Canada and the United States, but we also have operations in the U.K., Europe, the Caribbean and Asia, which are grouped in other countries in the table below. We allocate our results by geographic region based on the location of the unit responsible for managing the related assets, liabilities, revenues and expenses.
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	Canada	United States	Other countries	Total
2020
Total Revenue	14,515	8,659	2,012	25,186
Income before taxes	3,815	1,891	642	6,348
Reported net income	3,021	1,554	522	5,097
Average Assets	522,155	361,651	58,644	942,450

(Canadian $ in millions)	Canada	United States	Other countries	Total
2019
Total Revenue	14,998	8,282	2,203	25,483
Income before taxes	4,218	2,367	687	7,272
Reported net income	3,313	1,903	542	5,758
Average Assets	462,427	316,983	53,842	833,252

(Canadian $ in millions)	Canada	United States	Other countries	Total
2018
Total Revenue	13,506	7,273	2,126	22,905
Income before taxes	4,746	1,871	797	7,414
Reported net income	3,728	1,100	625	5,453
Average Assets	433,843	277,764	42,688	754,295
Certain comparative figures have been reclassified to conform with the current year’s presentation.